Debentures	12 Months Ended
Dec. 31, 2024
Disclosure Of Borrowings [Abstract]
Debentures
12.
Debentures

The Company's debentures pay interest at a coupon rate between 8 - 10% per annum. Payments of interest and principal are made to debenture holders on a quarterly basis on the first business day following the end of a calendar quarter, at the Company's option either in cash or Common Shares.

	As at
	December 31, 2024	December 31, 2023
Principal balance	35,257	37,020
Discount	(701)	(1,000)
	34,556	36,020
Interest payable	731	763
	35,287	36,783

	As at
	December 31, 2024	December 31, 2023
Balance, beginning of the period	36,783	38,266
Principal repayments	(2,192)	(2,393)
Discount accretion	687	958
Revaluation	(364)	32
Other	373	(80)
Balance, end of the period	35,287	36,783

As at June 30, 2024, the Company adjusted the amortised cost of the debentures to give effect to amended maturity date of the Company's senior secured credit facility from July 2, 2025 to January 2, 2026. The Company determined this constituted a non-substantial modification of the existing debentures and the amortised cost of the debentures was recalculated by discounting the revised estimated future cash flows at the existing effective interest rate.

The Debentures are secured by the assets of the Company, governed by the terms of a trust deed and, among other things, are subject to a subordination agreement to the credit facility which effectively extends the individual maturity dates of the debentures to January 2, 2026 being the maturity date of the credit facility.

The debenture principal repayment dates, after giving effect to the subordination agreement referenced above, are as follows:

	Principal component of quarterly payment	Principal due on maturity	Total
2025	2,113	—	2,113
2026	554	32,590	33,144
	2,667	32,590	35,257

The debenture repayments are payable in either cash or Common Shares at Mogo’s option. The number of Common Shares required to settle the repayments is variable based on the Company's share price at the repayment date.